Subsequent Events (Details)	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Event, Description	Effective February 28, 2015, the Company sold the assets of its Long Island, New York operations for cash consideration of approximately $76,300.